Employee Benefits (Details) - Schedule of net benefits expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Net Benefits Expenses Abstract
Increase (decrease) in provisions	$ 5,554	$ 226
Interest cost of benefits obligations	263	364
Effect of change in actuarial factors	130	(523)
Net benefit expenses	$ 5,947	$ 67